IMPAIRMENT OF NONFINANCIAL ASSETS - Narrative (Details) ventilator in Thousands		3 Months Ended	12 Months Ended
	Apr. 10, 2020 ventilator	Mar. 31, 2020	Mar. 31, 2020 CAD ($)
Disclosure of reconciliation of changes in goodwill [line items]
Impairment loss recognised in profit or loss, intangible assets and goodwill			$ 40,700,000
Civil Aviation Training Solutions, Defense and Security and Healthcare
Disclosure of reconciliation of changes in goodwill [line items]
Growth rate used to extrapolate cash flow projections, period		5 years
Civil Aviation Training Solutions, Defense and Security and Healthcare | Bottom of range
Disclosure of reconciliation of changes in goodwill [line items]
Growth rate used to extrapolate cash flow projections		2.00%	2.00%
Discount rate applied to cash flow projections		7.00%	7.00%
Civil Aviation Training Solutions, Defense and Security and Healthcare | Top of range
Disclosure of reconciliation of changes in goodwill [line items]
Growth rate used to extrapolate cash flow projections		3.00%	3.00%
Discount rate applied to cash flow projections		15.00%	15.00%
Goodwill
Disclosure of reconciliation of changes in goodwill [line items]
Impairment loss recognised in profit or loss, intangible assets and goodwill			$ 37,500,000
Goodwill | Bottom of range
Disclosure of reconciliation of changes in goodwill [line items]
Growth rate used to extrapolate cash flow projections		2.00%	2.00%
Goodwill | Top of range
Disclosure of reconciliation of changes in goodwill [line items]
Growth rate used to extrapolate cash flow projections		3.00%	3.00%
Goodwill | Healthcare
Disclosure of reconciliation of changes in goodwill [line items]
Impairment loss recognised in profit or loss, intangible assets and goodwill			$ 37,500,000
Additional impairment charge from increase of one percent to the discount rate			17,000,000
Additional impairment charge from decrease of one percent to the growth rate			10,000,000
Goodwill | Civil Aviation Training Solutions And Defense And Security
Disclosure of reconciliation of changes in goodwill [line items]
Impairment loss recognised in profit or loss, intangible assets and goodwill			$ 0
Contract With Government Of Canada For CAE Air1 Ventilators | Goodwill | Healthcare
Disclosure of reconciliation of changes in goodwill [line items]
Number of ventilators designed and manufactured | ventilator	10